Contingencies and Other Accrued Losses (Tables)	12 Months Ended
May 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Accrued Loss Reserves

Accrued loss reserves consist of the following:

May 31,	2018	2017
(In thousands)
Accrued product liability reserves	$12,900	$14,932
Accrued warranty reserves	8,088	15,701
Accrued environmental reserves	1,144	1,102
Total Accrued Loss Reserves - Current	$22,132	$31,735
Accrued product liability reserves - noncurrent	$29,902	$28,222
Accrued warranty liability - noncurrent	3,633	3,448
Accrued environmental reserves - noncurrent	3,571	1,747
Total Accrued Loss Reserves - Noncurrent	$37,106	$33,417

Changes in Accrued Warranty Balances

The following table includes the changes in our accrued warranty balances:

Year Ended May 31,	2018	2017	2016
(In thousands)
Beginning Balance	$19,149	$13,314	$11,663
Deductions (1)	(26,199)	(18,269)	(18,061)
Provision charged to SG&A expense	17,924	23,862	19,653
Acquisitions	847	242	59
Ending Balance	$11,721	$19,149	$13,314

(1)	Primarily claims paid during the year.